LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 4) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of period		$ 25,713,622	$ 26,975,717	$ 20,579,170
Provision charged to expense		14,450,000	14,800,000	26,064,000
Charge-offs	(5,900,000)	(23,652,245)	(16,467,991)	(20,474,481)
Recoveries		605,218	405,896	807,028
Balance, end of period		17,116,595	25,713,622	26,975,717
Allowance balance at end of period based on:
Loans individually evaluated for impairment		624,825	8,976,033
Loans collectively evaluated for impairment		16,491,770	16,737,589
Total balance, end of period		17,116,595	25,713,622	26,975,717
Recorded investment in loans receivable at end of period:
Total loans receivables		992,844,236	1,046,986,431
Loans receivable individually evaluated for impairment		65,122,367	65,744,821
Loans receivable collectively evaluated for impairment		927,721,869	981,241,610
Residential Real Estate
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of period		16,842,446	11,192,096
Provision charged to expense		8,930,211	14,928,471
Charge-offs		(16,759,274)	(9,615,863)	(10,037,796)
Recoveries		334,730	337,742	481,985
Balance, end of period		9,348,111	16,842,446	11,192,096
Allowance balance at end of period based on:
Loans individually evaluated for impairment		624,825	6,823,235
Loans collectively evaluated for impairment		8,723,286	10,019,211
Total balance, end of period		9,348,111	16,842,446	11,192,096
Recorded investment in loans receivable at end of period:
Total loans receivables		398,732,907	472,312,786
Loans receivable individually evaluated for impairment		42,642,539	52,261,847
Loans receivable collectively evaluated for impairment		356,090,368	420,050,939
Commercial
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of period		8,256,032	15,533,915
Provision charged to expense		5,805,630	(585,847)
Charge-offs		(6,677,516)	(6,751,577)	(10,262,260)
Recoveries		249,157	59,541	316,360
Balance, end of period		7,633,303	8,256,032	15,533,915
Allowance balance at end of period based on:
Loans individually evaluated for impairment			1,761,301
Loans collectively evaluated for impairment		7,633,303	6,494,731
Total balance, end of period		7,633,303	8,256,032	15,533,915
Recorded investment in loans receivable at end of period:
Total loans receivables		591,431,264	571,549,810
Loans receivable individually evaluated for impairment		22,271,208	12,956,783
Loans receivable collectively evaluated for impairment		569,160,056	558,593,027
Consumer
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of period		444,281	149,578
Provision charged to expense		(221,887)	386,641
Charge-offs		(215,456)	(100,551)
Recoveries		21,330	8,613
Balance, end of period		28,272	444,281
Allowance balance at end of period based on:
Loans individually evaluated for impairment			391,497
Loans collectively evaluated for impairment		28,272	52,784
Total balance, end of period		28,272	444,281
Recorded investment in loans receivable at end of period:
Total loans receivables		2,680,065	3,123,835
Loans receivable individually evaluated for impairment		208,620	526,191
Loans receivable collectively evaluated for impairment		2,471,445	2,597,644
Unallocated
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of period		170,863	100,128
Provision charged to expense		(63,954)	70,735
Balance, end of period		106,909	170,863
Allowance balance at end of period based on:
Loans collectively evaluated for impairment		106,909	170,863
Total balance, end of period		$ 106,909	$ 170,863